Related parties	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Related parties
14.	Related parties
14.1 Related party transactions
The tables below summarize balances with related parties outside Embraer and refers mainly to:

(i)
Assets: (i) accounts receivable for spare parts, aircraft sales and product development, under conditions agreed between the parties, considering the volumes, risks involved and corporate policies (ii) balances of financial investments; and (iv) bank deposits.

(ii)
Liabilities: (i) purchase of aircraft components and spare parts, under conditions agreed between the parties, considering the volumes, risks involved and corporate policies (ii) advances received on sales contracts, according to contractual agreements; (iii) commission for sale of aircraft and spare parts (iv) financing for research and product development at market rates for this kind of financing (v) loans and financing; and (vi) export financing, and

(iii)
Amounts in the consolidated statements of income: (i) purchases and sales of aircraft, components and spare parts and development of products for the defense and security market; (ii) financial income from financial investments and expense from loans and financing, and (iii) supplementary pension plan.

14.2 Brazilian Federal Government
Transactions with related parties also involves transactions with the Brazilian Federal Government.
The Brazilian Federal Government, through its direct and indirect participation and ownership of a common share denominated golden share
is one the main Company’s shareholders. As of December 31, 2020, the Brazilian Federal Government held an indirect stake of 5.37% in the Company’s capital through BNDESPAR, a wholly owned subsidiary of the
Banco Nacional do Desenvolvimento Econômico e Social
- BNDES (the Brazilian Development Bank, or “BNDES”), which, in turn, is controlled by the Brazilian Federal Government.
The Brazilian government plays a key role in the Company’s business activities, including as:

•	Major customer for Defense & Security products (through the Brazilian Air Force, Brazilian Army and Brazilian Navy).

•	Source of research and development financing through technology development institutions (FINEP and BNDES).

•	Export credit agency (through the BNDES), and

•	Source of short-term and long-term financing and a provider of asset management and commercial banking services (through Banco do Brasil).
14.3 December 31, 2021

	12.31.2021
	Current		Non-current		Financial	Operating
	Assets	Liabilities	Assets	Liabilities	Results	Results
Banco do Brasil S.A.	50.6	—	—	—	(1.8)	—
Banco Nacional de Desenvolvimento Econômico e Social - BNDES	—	1.4	—	300.5	(6.2)	—
Brazilian Air Force	410.3	153.2	—	—	—	(42.0)
Brazilian Army	2.4	1.6	—	—	—	3.3
Embraer Prev - Sociedade de Previdência Complementar	—	4.2	—	—	—	(12.0)
Ez Air Interior Limited	4.8	4.8	20.9	20.9	—	—
Financiadora de Estudo e Projetos - FINEP	—	8.2	—	5.9	(0.7)	—
FIP Aeroespacial	—	—	—	7.2	—	—
Marinha do Brasil	0.4	2.6	—	—	—	(2.0)

	468.5	176.0	20.9	334.5	(8.7)	(52.7)

The operating results of the Brazilian Air Force presented in the table above includes the revenue cumulative adjustment of US$ 40.9 recognized in the end of 2021 as a result of the contract modification for scope reduction in the sales order of
KC-390
Millennium, as disclosed in Notes 1.1.1 and 3.1.2.
14.4 December 31, 2020

	12.31.2020
	Current		Non-current		Financial	Operating
	Assets	Liabilities	Assets	Liabilities	Results	Results
Banco do Brasil S.A.	45.2	0.4	—	50.3	(1.3)	—
Banco Nacional de Desenvolvimento Econômico e Social - BNDES	—	1.2	—	300.6	(2.4)	—
Brazilian Air Force	372.3	190.2	—	—	—	(34.0)
Brazilian Army	1.7	9.0	—	—	—	1.5
Embraer Prev - Sociedade de Previdência Complementar	—	4.5	—	—	—	(12.0)
Ez Air Interior Limited	5.1	5.1	20.1	20.1	—	—
Financiadora de Estudo e Projetos - FINEP	—	8.8	—	14.7	(0.1)	—
Marinha do Brasil	1.8	10.3	—	—	—	(3.2)

	426.1	229.5	20.1	385.7	(3.8)	(47.7)

14.5 December 31, 2019

	12.31.2019
	Financial Results	Operating Results
Banco do Brasil S.A.	1.1	—
Banco Nacional de Desenvolvimento Econômico e Social - BNDES	(5.1)	—
Brazilian Air Force	—	(35.9)
Marinha do Brasil	—	(2.9)
Embraer Prev - Sociedade de Previdência Complementar	—	(19.7)
Brazilian Army	—	6.8
Financiadora de Estudo e Projetos - FINEP	(1.7)	—

	(5.7)	(51.7)

14.6 Remuneration of key management personnel:

	12.31.2021	12.31.2020	12.31.2019
Short-term benefits (i)	6.1	5.8	9.0
Share based payment (ii)	2.4	(1.7)	3.2
Labor contract termination	—	0.5	1.2

Total remuneration	8.5	4.6	13.4

(i)
Includes wages, salaries, profit sharing, bonuses and indemnities distributed to the key management personnel, which are settled in Brazilian Real, as well as the compensation of external members engaged in the statutory advisory committees.

(ii)
Accounts payable were reduced in 2020 and increased in 2021 due to the Company’s shares price changes in these periods end, which is applied to measure the share-based payment plan settled in cash, as disclosed in Note 29.

The Company considers as key management personnel the members of the statutory Board of Directors and statutory Executive Directors.